Income Taxes - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Gross unrecognized tax benefit - beginning balance	$ 78,930	$ 31,006
Increases related to tax positions from prior years		5,920
Increases related to tax positions taken during the current year	34,143	42,004
Gross unrecognized tax benefit - ending balance	113,073	78,930
Liabilities from unrecognized tax benefits	$ 0	$ 0
Federal
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Statute of limitations regarding tax returns	3 years
California
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Statute of limitations regarding tax returns	4 years